[LETTERHEAD OF CHASE GLOBAL FUNDS SERVICES COMPANY
        73 TREMONT STREET, BOSTON, MASSACHUSETTS 02108]




June 12, 1997


VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention:   Office of Filings, Information and Consumer Services

Re:          UAM Funds, Inc.
             File Nos. 33-25355 / 811-5683
             -----------------------------

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, UAM Funds, Inc. (the
"Registrant") certifies   that  (a)  the  form  of  statement
of   additional information  dated May 30, 1997, used with
respect to the Rice, Hall, James Portfolios Institutional Class Shares, does not differ from that contained in Post-Effective Amendment No. 46 ("Amendment No. 46") to the Registrant's Registration Statement on Form N-1A, and (b) Amendment No. 46 was filed electronically with the Commission (Accession No. 0000927016-97-001590) on May 30, 1997.

If there are any questions in connection with this filing, please call me directly at (617) 557-8820.

Very truly yours,


/s/ Karl O. Hartmann
--------------------
Karl O. Hartmann
Assistant Secretary



cc:  G. French
     M. DeFao
     T. McDowell
     A. Talley
     K. O'Neill